EDGAR

March 3, 1999



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Filing Pursuant to Rule 497(j)
          John Hancock Investment Trust III
               John Hancock Global Fund
               John Hancock Growth Fund
               John Hancock International Fund
               John Hancock Short-Term Strategic Income Fund
               John Hancock Special Opportunities Fund

          File Nos.  33-4559; 811-4630

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated March 1, 1999 and Statement of Additional Information dated March 1, 1999 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                   Sincerely,


                                  /s/Joan O'Neill
                                  ---------------
                                  Joan O'Neill